Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Expenses by Cost of Sales

Breakdown of expenses by nature for the years ended 31 December 2020, 2019 and 2018 is as follows:

Cost of revenue:

	2020	2019	2018
Depreciation and amortization (*)	(5,974,779)	(5,046,565)	(4,287,974)
Cost of goods sold	(3,301,984)	(2,278,283)	(1,284,180)
Treasury share	(2,418,800)	(2,191,427)	(1,884,556)
Interconnection and termination expenses	(2,247,647)	(1,909,614)	(1,763,414)
Employee benefit expenses	(1,741,591)	(1,447,037)	(1,148,445)
Radio expenses	(921,153)	(734,583)	(508,884)
Frequency expenses	(887,243)	(802,950)	(622,390)
Transmission expenses	(426,036)	(335,980)	(326,080)
Universal service fund	(330,932)	(297,053)	(256,454)
Roaming expenses	(214,478)	(238,147)	(226,806)
Cost of revenue from financial services (**)	(135,237)	(240,297)	(378,477)
Others	(1,736,179)	(1,561,544)	(1,458,333)
	(20,336,059)	(17,083,480)	(14,145,993)

(*)  As at 31 December 2020, depreciation and amortization expenses include depreciation and amortization expenses related to the financial services amounting to TL 39,726 (31 December 2019: TL 26,478; 31 December 2018: TL 16,321).

(**) As at 31 December 2020, cost of revenue from financial services includes employee benefit expenses related to the financial services amounting to TL 18,166 (31 December 2019: TL 11,358; 31 December 2018: TL 8,532).

Summary of Expenses by Nature Selling and Marketing Expenses

Selling and marketing expenses:

	2020	2019	2018
Employee benefit expenses	(634,367)	(547,136)	(433,997)
Marketing expenses	(507,921)	(554,538)	(551,127)
Selling expenses	(173,064)	(349,269)	(555,158)
Others	(57,601)	(104,246)	(86,432)
	(1,372,953)	(1,555,189)	(1,626,714)

Summary of Expenses by Nature Administrative Expenses

Administrative expenses:

	2020	2019	2018
Employee benefit expenses	(479,932)	(473,843)	(416,409)
Service expenses	(58,255)	(52,756)	(35,257)
Consultancy expenses	(53,105)	(51,308)	(38,252)
Collection expenses	(52,189)	(57,097)	(37,525)
Maintenance and repair expenses	(20,139)	(26,610)	(26,867)
Travel and entertainment expenses	(17,009)	(34,644)	(38,406)
Other	(68,983)	(83,497)	(80,654)
	(749,612)	(779,755)	(673,370)

Summary of Net Impairment Losses on Financial and Contract Assets	Net impairment losses on financial and contract assets:

	2020	2019	2018
Net impairment losses on financial and contract assets	(349,595)	(338,857)	(346,390)
	(349,595)	(338,857)	(346,390)